Income Taxes - Summary of Deferred Tax Expense Charged (Credited) to Income Statement (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (271)	$ (211)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	105	57
Through OCI	5	3
Ending balance	(161)	(271)
Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	5,383	5,902
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	534	(509)
Through OCI	56	(10)
Ending balance	5,973	5,383
Net operating loss and capital loss carryforwards | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(247)	(190)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	106	57
Through OCI	0	0
Ending balance	(141)	(247)
Net operating loss and capital loss carryforwards | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,038)	(642)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	503	(408)
Through OCI	3	12
Ending balance	(532)	(1,038)
Property, plant and equipment | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	168	144
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	12	(22)
Through OCI	0	(2)
Ending balance	180	168
Property, plant and equipment | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	7,369	7,101
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	176	294
Through OCI	1	(26)
Ending balance	7,546	7,369
Decommissioning and restoration provisions | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(158)	(123)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(32)	35
Through OCI	0	0
Ending balance	(190)	(158)
Decommissioning and restoration provisions | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(962)	(637)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(86)	(327)
Through OCI	(2)	2
Ending balance	(1,050)	(962)
Unrealized foreign exchange | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(88)	(116)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	1	11
Through OCI	2	17
Ending balance	(85)	(88)
Withholding taxes | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	95	91
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	6	6
Through OCI	(1)	(2)
Ending balance	100	95
Inventories | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	110	91
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	47	19
Through OCI	(1)	0
Ending balance	156	110
Other temporary differences | Deferred Tax Assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(34)	(42)
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	19	(13)
Through OCI	5	5
Ending balance	(10)	(34)
Other temporary differences | Deferred Tax Liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(103)	14
Changes in deferred tax liability (asset) [abstract]
Through Profit (Loss)	(113)	(104)
Through OCI	54	(13)
Ending balance	$ (162)	$ (103)